Lease	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Lease	Lease
The Group leases offices, vehicles and others. The leases typically run for a period of 1 ~5 years, with an option to renew or terminate the lease after that date. There are no restrictions or covenants imposed to leases, but the lease assets shall not be provided as collateral for borrowings.
(1)Details of right-of-use assets and lease liabilities recognized in the consolidated statements of financial position as of December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
	(In millions of Korean won)
Right-of-use assets(*1)
Offices	₩ 8,263	₩ 6,250
Vehicles	—	121
Others	74	793
Total	₩ 8,337	₩ 7,164
Lease liabilities(*2)
Current	3,589	3,179
Non-current	4,722	3,942
Total	₩ 8,311	₩ 7,121
(*1)Right-of-use assets are included in the ‘Property and equipment’ in the consolidated statement of financial position.
(*2)Lease liabilities are included in the ‘Other current liabilities’ and ‘Other non-current liabilities’ in the consolidated statement of financial position.
(2)Changes in right-of-use assets for the years ended December 31, 2025 and 2024 are as follows:

	2025
	Offices	Vehicles	Others	Total
	(In millions of Korean won)
Balance as of January 1, 2025	₩ 6,250	₩ 121	₩ 793	₩ 7,164
Depreciation	(3,377)	(121)	(1,242)	(4,740)
Reassessment	22	—	—	22
Acquisitions	5,057	—	758	5,815
Translation difference	311	—	(235)	76
Balance as of December 31, 2025	₩ 8,263	₩ —	₩ 74	₩ 8,337

	2024
	Offices	Vehicles	Others	Total
	(In millions of Korean won)
Balance as of January 1, 2024	₩ 4,720	₩ 368	₩ 1,533	₩ 6,621
Depreciation	(3,208)	(247)	(1,098)	(4,553)
Reassessment	7	—	124	131
Acquisitions	4,574	—	207	4,781
Translation difference	157	—	27	184
Balance as of December 31, 2024	₩ 6,250	₩ 121	₩ 793	₩ 7,164
(3)Details of amounts recognized in the consolidated statements of profit or loss for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(In millions of Korean won)
Interest expense relating to lease liabilities (included in finance cost)	₩ 272	₩ 130	₩ 157
Expense relating to short-term leases	150	50	30
Expense relating to leases of low-value assets excluding short-term leases	45	47	22
(4)Details of amounts recognized in the consolidated statements of Cash flows for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025		2024		2023
	(In millions of Korean won)
Total cash outflows of leases	₩	4,982	₩	4,753	₩	4,292